Supplementary Financial Statements Information (Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 2,067	$ 2,038
Accumulated amortization and impairment	1,483	1,428
Total intangible assets, net	$ 584	$ 610